Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
As of December 31, 2025 and 2024, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Cash on hand	5	663
Cash in banks	1,168,536	925,380
Total Cash	1,168,541	926,043

Cash equivalents	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	329,500	322,500
Short-term investments, classified as cash equivalents	252,280	129,308
Total cash equivalents	581,780	451,808
Total cash and cash equivalents	1,750,321	1,377,851

Schedule of short-term investments
As of December 31, 2025 and 2024, the short-term investments classified as cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	107,614	122,337
JP Morgan US dollar Liquidity Fund Institutional	143,287	1,974
Banco Crédito e Inversiones	1,379	4,997
Total	252,280	129,308

Schedule of restricted cash balances	As of December 31, 2025 and 2024, pledged assets are as follows:

Restricted cash balances	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	1,114	942
Total	1,114	942

Schedule of detailed information about short-term deposits
The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2025
						ThUS$	ThUS$	ThUS$
Banco Crédito e Inversiones	Fixed term	Dollar	0.40%	10-16-2025	01-08-2026	21,033	216	21,249
Banco Crédito e Inversiones	Fixed term	Dollar	0.40%	12-29-2025	01-13-2026	9,988	4	9,992
Banco Crédito e Inversiones	Fixed term	Dollar	0.39%	12-29-2025	01-28-2026	17,978	7	17,985
Banco Estado	Fixed term	Dollar	0.49%	12-18-2025	01-20-2026	15,000	31	15,031
Banco Estado	Fixed term	Dollar	0.20%	12-22-2025	01-05-2026	15,000	21	15,021
Banco Itaú CorpBanca	Fixed term	Dollar	0.41%	11-18-2025	02-12-2026	10,197	61	10,258
Banco Itaú CorpBanca	Fixed term	Peso	0.42%	12-15-2025	01-28-2026	14,078	34	14,112
Banco Itaú CorpBanca	Fixed term	Peso	0.41%	10-28-2025	01-22-2026	10,362	91	10,453
Banco Itaú CorpBanca	Fixed term	Dollar	0.41%	11-21-2025	02-19-2026	10,252	57	10,309
Banco Santander	Fixed term	Dollar	0.41%	11-17-2025	01-28-2026	10,164	62	10,226
Banco Santander	Fixed term	Dollar	0.40%	12-23-2025	01-07-2026	14,981	18	14,999
Banco Santander	Fixed term	Peso	0.43%	12-22-2025	01-21-2026	50,158	66	50,224
Banco Santander	Fixed term	Peso	0.48%	12-22-2025	01-21-2026	50,158	66	50,224
Banco de Chile	Fixed term	Dollar	0.48%	12-23-2025	01-02-2026	1,800	2	1,802
Banco de Chile	Fixed term	Dollar	0.47%	12-24-2025	01-02-2026	1,000	1	1,001
HDFC Bank Ltd.	Fixed term	Dollar	0.46%	12-02-2025	03-01-2026	295	3	298
KBC Bank N.V.	Fixed term	Euro	0.14%	12-31-2025	03-31-2026	5,056	—	5,056
KBC Bank N.V.	Fixed term	Dollar	0.28%	12-31-2025	03-31-2026	21,000	—	21,000
Scotiabank Chile	Fixed term	Dollar	0.47%	12-29-2025	01-05-2026	900	—	900
Scotiabank Chile	Fixed term	Peso	0.47%	12-26-2025	01-02-2026	992	1	993
Scotiabank Chile	Fixed term	Peso	0.47%	12-29-2025	01-05-2026	992	—	992
Scotiabank Chile	Fixed term	Peso	0.47%	12-30-2025	01-06-2026	551	—	551
Scotiabank Chile	Fixed term	Dollar	0.41%	12-01-2025	01-28-2026	18,424	78	18,502
Scotiabank Chile	Fixed term	Dollar	0.43%	12-30-2025	01-14-2026	18,037	5	18,042
Scotiabank Chile	Fixed term	Dollar	0.40%	11-18-2025	02-05-2026	10,219	61	10,280
Total						328,615	885	329,500

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2024
						ThUS$	ThUS$	ThUS$
Banco de Chile	Fixed term	Dollar	0.43%	12-03-2024	01-06-2025	1,000	4	1,004
Banco de Chile	Fixed term	Dollar	0.08%	12-27-2024	01-03-2025	5,300	3	5,303
Banco Estado	Fixed term	Dollar	0.45%	12-10-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.40%	12-13-2024	01-13-2025	1,000	2	1,002
Banco Estado	Fixed term	Dollar	0.36%	12-16-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.27%	12-23-2024	01-13-2025	2,000	2	2,002
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Crédito e Inversiones	Fixed term	Dollar	0.46%	12-09-2024	01-13-2025	1,000	3	1,003
Banco Santander	Fixed term	Dollar	0.25%	12-24-2024	01-13-2025	500	—	500
Banco Santander	Fixed term	Dollar	0.09%	12-27-2024	01-03-2025	4,500	2	4,502
Banco Santander	Fixed term	Peso	0.44%	12-26-2024	01-14-2025	99,452	88	99,540
Scotiabank Chile	Fixed term	Dollar	0.32%	12-19-2024	01-13-2025	500	1	501
Scotiabank Chile	Fixed term	Dollar	0.18%	12-30-2024	01-13-2025	800	—	800
Scotiabank Chile	Fixed term	Peso	0.10%	12-26-2024	01-02-2025	2,509	2	2,511
Scotiabank Chile	Fixed term	Peso	0.10%	12-27-2024	01-03-2025	1,806	1	1,807
Scotiabank Chile	Fixed term	Peso	0.10%	12-30-2024	01-06-2025	1,505	—	1,505
Scotiabank Chile	Fixed term	Peso	0.45%	12-26-2024	01-28-2025	99,352	88	99,440
Total						322,224	276	322,500